INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
INVENTORIES (Tables)
Raw material	$ 3,771	$ 3,143
Work-in-process	1,602	1,204
Finished goods	978	923
Inventories	$ 6,351	$ 5,270